Note 10 - Stock Option Plan (Details) - Valuation Assumptions for Stock Options	9 Months Ended	12 Months Ended		99 Months Ended	12 Months Ended	99 Months Ended	9 Months Ended		12 Months Ended		99 Months Ended
	Sep. 30, 2014	Dec. 30, 2013	Dec. 31, 2012 Employee Stock Option [Member] Minimum [Member]	Dec. 31, 2013 Employee Stock Option [Member] Minimum [Member]	Dec. 31, 2012 Employee Stock Option [Member] Maximum [Member]	Dec. 31, 2013 Employee Stock Option [Member] Maximum [Member]	Sep. 30, 2014 Employee Stock Option [Member]	Sep. 30, 2013 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]
Note 10 - Stock Option Plan (Details) - Valuation Assumptions for Stock Options [Line Items]
Expected term (in years)				5 years		6 years 3 months	5 years	5 years	5 years	5 years
Expected volatility				60.00%		79.00%			67.00%	68.00%
Risk-free interest rate			0.76%	0.76%	0.84%	4.70%	1.80%	0.87%	0.84%
Dividend yield	0.00%	0.00%					0.00%	0.00%	0.00%	0.00%	0.00%